Geographical Information of Long Lived Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	$ 527,711	$ 371,572	$ 258,914
USA
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	309,062	240,029	137,521
China
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	81,175	62,024	51,824
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	65,357	396	203
Switzerland
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	37,155	36,795	38,202
Germany
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	14,876	15,323	15,162
Vietnam
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	10,042	8,272	8,895
Philippines
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	6,628	6,115	4,399
Hong Kong
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	2,818	1,914	1,765
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	598	704	943
Total Non-United States
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	$ 218,649	$ 131,543	$ 121,393